Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Calculation
The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2020	2021	2022
Numerator
Net income/(loss)	11,984,485	(35,123,208)	34,253,365
Less: Undistributed earnings allocated to non-vested shares	—	—	216,168

Net income/(loss) attributable to common shareholders, basic	11,984,485	(35,123,208)	34,037,197

Denominator
Weighted average number of shares outstanding, basic	38,357,893	37,858,437	37,961,560

Weighted average number of shares outstanding, diluted	38,357,893	37,858,437	37,961,673

Earnings/(Loss) per share, basic and diluted	0.31	(0.93)	0.90